S000094554 [Member] Expense Example - Franklin Short-Term Municipal Income ETF - Franklin Short-Term Municipal Income ETF	Oct. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 63